Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrants
Note 10. Warrants
Legacy War
ra
nts
In connection with the Company’s various historical debt and equity financing arrangements, the Company had previously issued convertible preferred stock warrants to purchase shares of its various series of convertible preferred stock.
The convertible preferred stock warrants were classified as liabilities, with changes in fair value recorded through earnings, as the underlying convertible preferred shares could be redeemed by the holders of these shares upon the occurrence of certain events that were outside of the Company’s control. As of December 31, 2024, the Company had liabilities of $14.7 million related to outstanding warrants.
Immediately prior to the consummation of the Merger, each issued and outstanding convertible preferred stock warrant to purchase Legacy Blaize convertible preferred stock converted into a warrant to purchase shares of common stock (see Note 3), with each warrant subject to the same terms and conditions as were applicable to the original warrant and having an exercise price and number of shares of common stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement (the “Private Warrants Conversion”).
After the Private Warrants Conversion, the Private Warrants became indexed to the shares of Company’s common stock, and therefore were reclassified from debt classified instruments to equity classified instruments.
Immediately prior to the closing of the Merger, all outstanding legacy warrants were exercised on a net basis, and were automatically converted into shares of common stock.
Public and Private Warrants
Upon the consummation of the Merger, BurTech’s 28,750,000 public warrants and 898,250 private warrants outstanding immediately prior to the Merger became warrants to purchase the Company’s common stock.
Each warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustments as described herein. The warrants expire at 5:00 p.m., New York City time on the warrant expiration date, which is five years after the completion of the Merger, or earlier upon redemption or liquidation.
The Company may redeem the outstanding warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder;

•
if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders; and

•	If and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

If the Company calls the warrants for redemption, as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (i) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value”, as described below, by (ii) the fair market value. The “fair market value” shall mean the average reported last sale price of the shares of common stock for the five trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
The Private Warrants, as well as any warrants underlying additional units that the Company may issue to BurTech, officers, directors, initial stockholders or their affiliates in payment of working capital loans made to the Company, will be identical to the warrants underlying the units offered in the Merger, except they will not be transferable, assignable or saleable until 30 days after the consummation of the Merger.
Common Stock Warrants
In February 2025, the Company issued 50,000 Common Stock Warrants to advisors as compensation for services rendered. The warrants have a five-year term and a strike price of $11.50 per common stock share. The warrants were fair valued as of the date of issuance and recognized as an increase in additional paid-in-capital. The compensation expense recognized during the three and nine months ended September 30, 2025 was de minimis.
The assumptions used in the Black-Scholes option pricing model to fair value the common stock warrants issued in February 2025 were as follows:

Risk-free rate	4.3%
Expected life (in years)	5.0
Expected volatility	60.0%
Dividend yield	—%
Weighted average fair value of common stock	$3.34

Note 8. Warrant Liabilities
P2P Warrants:
Certain investors who invested in the P2P Notes (see Notes 7 and 13) also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Notes and P2P Warrants (see Notes 7 and 13).
Under
 the terms of the
2022
P
2
P NPA and related warrant agreements, the P
2
P Warrants will be exercisable, in whole or in part, during the term commencing on the date of issuance through the three
-year anniversary of the date of issuance. The number of Warrants each Lender is entitled to is based on the timing of the Lender’s investment as well as the Lender’s amount of funding, wherein the “Conversion Shares” is defined as the type of equity shares to be issued in the future upon conversion of the P
2
P Notes. The total number of warrants ranges from
20
% to
40
% of the total Conversion Shares to be issued for Lenders who invest at or less then their pro rata portion and for Lenders who invest above their pro rata portion, the total number of warrant shares is an additional
10
% to
20
% of a calculated incremental number of shares over the designated pro rata portion.
During 2023, in connection with the additional issuance of P2P notes,
336,950 Series D Shadow Preferred Stock warrants were reinstated at a fair value of approximately $61,000 (see Note 7) and reclassified from equity to warrant liability.
Upon exercise, these P2P Warrants will enable the Lenders to purchase Conversion Shares at a price (“Conversion Price”) determined based on when P2P Warrants are exercised and shall no longer be exercisable and become null and void upon 10 days prior to the consummation of the Company’s sale of its Common Stock in a firm commitment underwritten public offering pursuant to a registration statement on Form
S-1
under the Securities Act of 1933 (an “IPO”), acquisition by a Special Purpose Acquisition Company (a “SPAC Transaction”) and a defined liquidity event. The P2P Warrants have a fixed total exercise price known at inception (based on the amount of consideration paid by each Lender) and upon exercise will be settled in a variable number of the Conversion Shares. The P2P Warrants are legally detachable and separately exercisable from the P2P Convertible Notes. The Company accounts for the P2P Warrants as liabilities measured at fair value with subsequent changes in fair value recognized in earnings (see Note 4).
Effective February 28, 2024 the Series D Shadow Preferred Stock warrants expired unexercised.

As provided by the terms of the P2P notes, the notes remained outstanding and were converted, at the option of the holders, to common stock upon the Closing Date (see Note 1).
2023 Convertible Note Warrants:
Investors in the 2023 Convertible Notes received warrants (“2023 Convertible Note Warrants”) exercisable upon the earliest to occur of a Next Equity Financing Conversion, Maturity Conversion, SPAC Conversion or Corporate Transaction, as defined, and expire, prior to the Amendment in April 2024 (see below), ten years from issuance (see Note 13). The 2023 Convertible Note Warrants were granted for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and 2023 Convertible Note Warrants (see Notes 7 and 13).
On April 22, 2024, as part of the Blaize, BurTech Merger Sub Inc., and Burkan amended the original Merger Agreement to make certain adjustments in connection with the Blaize Note Financing (see Note 7) and additional adjustments related to warrant financing including an increase in the base purchase price and changes to certain definitions and terms.

Under the terms of the
April 2024
amendment, the number of warrant shares issuable upon exercise is equal to the quotient obtained by dividing (i)
25
% or
10
%
(the higher percentage which applies only to investors who purchased a convertible note on or before July 3, 2023) of the original principal amount of the corresponding note by (ii) (y) with respect to a Next Equity Financing Conversion, Maturity Conversion, or a SPAC Conversion, the Exercise Price (as defined herein) or (z) with respect to a Corporate Transaction, a per share price equal to the value of the consideration payable to the holder of each share of common stock of the Company. The Exercise price is defined as follows:

•	With respect to a Next Equity Financing Conversion, the per share issue price by new money investors for the equity securities;

•	With respect to a Maturity Conversion, a per share price mutually agreed upon by the Company and the Requisite Noteholders;

•	With respect to a SPAC Conversion, $11.50 per share and

•	With respect to a Corporate Transaction, the Corporate Transaction Exercise Price, as defined
Additionally,
 the expiration date of the warrants was changed from
10
years to
5
years from the original date of issuance.
The 2023 Convertible Note Warrants are legally detachable and separately exercisable from the 2023 Convertible Notes. The Company accounts for the 2023 Convertible Note Warrants as liabilities measured at fair value with subsequent changes in fair value recognized in earnings.
As provided by the terms of the 2023 Convertible Notes, the notes remained outstanding and were converted, at the option of the holders, to common stock upon the Closing Date (see Note 1).
Other Warrants:
In conjunction with the December 22, 2023 Merger Agreement, the Company entered into a pre-funded
warrant agreement (the “Burkhan
Pre-funded
Warrant”) with one of the parties to the Merger. The Burkhan
Pre-funded
Warrant is only exercisable at the closing of the Merger and becomes null and void if the Merger Agreement is terminated. The Burkhan
Pre-funded
Warrant provides for the issuance of a sufficient number of Company common stock shares that would allow the warrant holder to acquire BurTech Class A common Stock upon the closing of the Merger. The maximum number of BurTech Class A Common Stock to be received under the Burkhan
Pre-funded
Warrant
is
6,833,333
, wherein a portion of this total share amount is subject to reduction, depending on the Available Acquiror Cash, as defined in the Merger Agreement, at closing. Pursuant to the terms of the Burkhan
Pre-Funded
Warrant, in no case would the holder receive less than
2,500,000
shares of BurTech Class A common stock at closing.
On April 22, 2024, the Company amended and restated the Burkhan
Pre-funded
Warrant to reduce the number of BurTech Class A common stock shares to which the holder is entitled upon exchange of the Company common shares issuable upon exercise of the warrant. The number of BurTech Class A common stock shares was reduced from a maximum of 6,833,333 share to a fixed 2,000,000 shares. This amendment, in turn, reduces the applicable number of Company common shares to be issued to the holder upon exercise. Additionally, in conjunction with its participation in the Blaize Note Financing Agreement, one of the RT Parties received a new and separate prefunded warrant (the “Ava
Pre-funded
Warrant”) with an exercise price of $45,000 that entitles the RT Party investor to receive 4,500,000 shares of BurTech Class A common stock, also via the issuance of Company common shares upon exercise that are subject to exchange into BurTech Class A common stock upon the closing of the Merger. The fair value of the newly issued Ava
Pre-funded
Warrant of $0.5 million was recognized as a debt financing charge on 2023 convertible notes during the year ended December 31, 2024.
All of the Company’s warrants exercisable into preferred stock are classified as liabilities requiring ongoing remeasurement at fair value.

As provided by the terms of the P2P notes, the notes remained outstanding and were converted, at the option of the holders, to common stock upon the execution of the Merger (see Note 1).

			Number of warrant shares at December 31,				Approximate fair value at December 31,
Warrant Type:	Exercise Price		2024		2023		2024	2023
Series D Shadow Preferred Warrants	$10.44		—		338,495		$—	$3
Series D-2 Shadow Preferred Warrants	$4.97		756,172		756,172		56	894
Pay-to-Play Warrants		(a)		(a)		(a)	1	976
Convertible Notes Warrants - 2023		(c)		(c)		(c)	79	1,352
Common stock warrants (b)	$104.43		—		2,063		—	—
Pre-funded common stock warrants (d)	$0.01			(d)		(d)	4,485	505
Pre-funded common stock warrants (e)	$100.00			(e)	—		10,091	—

			756,172		1,096,730		$14,712	$3,730

(a)
The number of warrant shares to be issued upon exercise of the P2P Warrants is not determined as of December 31, 2024 or 2023, therefore, the exercise price is only known in aggregate based on individual investor participation levels and timing of investment. The aggregate exercise price is $2.5 million as of December 31, 2024 and 2023. The Company’s valuation of its P2P Warrants assumes expected warrant shares of 1,127,088 and a range of 694,397 to 721,086 shares of either common stock or a future preferred stock series as of December 31, 2024 and 2023.

(b)
Common stock warrants represent prior Series D Preferred Warrants which were converted in November 2022 to common stock warrants following the Company’s conversion event, as adjusted for the related
December 2022 reverse stock split. These common stock warrants are classified in equity upon conversion in 2022. During January 2023, 336,950 of the Series D Preferred Warrants were reinstated upon the investor participating in the P2P Note extension. These warrants expired during the year ended December 31, 2024.

(c)
The number of warrant shares to be issued upon exercise of the Convertible Note Warrants as well as the related aggregate exercise price is not determinable as of December 31, 2024 and 2023 due to variable settlement terms. As of December 31, 2024 and 2023, the aggregate fixed monetary amount that will serve as the basis of calculating the number of warrant shares into which the Convertible Notes may be exercised into is $13.0 million and $2.0 million, respectively.

(d)
Total exercise price is $68,333. As of December 31, 2023, the number of warrant shares is estimated based on the total Company common shares that would be required to be issued to be exchanged for the maximum number of BurTech Class A Common and is estimated at 7,007,582 shares. As of December 31, 2024, taking into consideration the effect of the April 2024 amendment, the number of warrant shares required to be issued in the form of BurTech Class A Common stock is fixed at 2,000,000 shares.

(e)	Total exercise price is $45,000. As of December 31, 2024, the number of warrant shares to be issued in the form of BurTech Class A Common stock is a fixed 4,500,000 shares.

Assumptions used in the Black-Scholes option pricing model to fair value the Shadow Series D warrants reinstated January 2023 and the assumptions used to fair value the Shadow Series D and Shadow Series
D-2
preferred stock warrants as of the respective reporting period were as follows:
At issuance:
Issued during the years ended December 31, 2024 and 2023:

	Series D-2 Shadow Preferred Stock Warrant Reinstatement
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.65%
Expected life, in years	NA	1.11
Expected volatility	NA	65.00%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$4.01
As of December 31, 2024 and 2023:

	Series D-2 Shadow Preferred Stock Warrants		Series D Shadow Preferred Stock Warrants
	December 31, 2024	December 31, 2023	December 31, 2023
Risk-free interest rate	4.20% - 4.40%	4.51%	5.50%
Expected life, in years	0.04 - 0.72	1.72	0.16
Expected volatility	50.80%	52.50%	52.50%
Dividend yield	0.00%	0.00%	0.00%
Fair value of preferred stock	$4.36	$4.19	$5.76
The P2P Warrants, issued in 2022 and in 2023 were valued using the Black-Scholes option pricing model probability-weighted for the same future event scenarios as defined in the valuation of the P2P Notes wherein the warrant strike price and the fair value of the respective Conversion Shares was calculated for each of participation group with 20%, 30%, 40%, and 60% warrant percentages, respectively.

At issuance:
Issued during the years ended December 31, 2024 and 2023:

	Warrants issued with P2P Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.09% - 4.65%
Expected life, in years	NA	1.0 - 1.94 years
Expected volatility	NA	66.6% - 71.6%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$1.51
Fair value of common stock	NA	$0.46

As of December 31, 2024 and 2023:

	Warrants issued with 2022 P2P Notes
	December 31, 2024	December 31, 2023
Risk-free interest rate	4.16% - 4.31%	4.54% - 4.79%
Expected life, in years	0.04 - 1.00 years	1.0 - 1.44 years
Expected volatility	69.8% - 71.6%	61.2% - 62.3%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	immaterial	$4.16
Fair value of common stock	$1.94	$0.74
The 2023
 Convertible Note Warrants, issued in 2023 and in January and February of 2024 were valued using the Black-Scholes option pr ic
ing model probability-weighted for future event scenarios as defined in the 2023 Convertible Note NPA.
The exercise price is a floating exercise price, thus, was estimated using a Monte Carlo simulation model. The following summarizes additional related valuation assumptions:
At issuance:
Issued during the years ended December 31, 2024 and 2023:

Warrants issued with 2023 Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	3.86% - 5.55%	NA
Expected life, in years	0.36 - 5.00 years	NA
Expected volatility	61.2% - 73.0%	NA
Dividend yield	0.00%	NA
Fair value of preferred stock	$4.16 - $4.43	NA
Fair value of common stock	$0.74 - $0.81	NA
As of December 31, 2024 and 2023:

	Warrants issued with 2023 Convertible Notes
	December 31, 2024	December 31, 2023
Risk-free interest rate	3.98% - 4.99%	3.88% - 5.26%
Expected life, in years	0.04 - 1.00 years	0.51 - 9.51 years
Expected volatility	69.8% - 73.2%	61.2% - 62.8%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	immaterial	$4.16
Fair value of common stock	$1.94	$0.74
The fair value of the
pre-funded
common stock warrants has been estimated based on a probability-weighted approach of scenarios, including the scenarios that the Merger will and will not be consummated.
As of December 31, 2024, no Company warrants have been exercised.
As provided by the terms of the Merger, the outstanding warrants were converted, at the option of the holders, to common stock upon the Closing Date (see Note 1).